VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—28.1%
Auto Manufacturers—0.3%
Ford Motor Co. 0.000%, 3/15/26	$ 6,700	$ 6,924
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	17,880	9,137
		16,061

Banks—3.6%
Barclays Bank plc
4.000%, 8/28/26(2)	31,870	35,586
1.000%, 2/16/29(2)	29,095	31,318
BofA Finance LLC
1.000%, 3/25/27(2)	28,500	31,139
0.600%, 5/25/27	20,525	26,043
Morgan Stanley Finance LLC
1.500%, 1/28/27(2)	28,565	32,427
1.100%, 2/18/27(2)	24,010	26,406
		182,919

Biotechnology—1.1%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	12,410	11,664
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	8,620	8,502
Bridgebio Pharma, Inc. 2.250%, 2/1/29	12,175	9,915
Guardant Health, Inc. 0.000%, 11/15/27	10,085	6,852
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	16,055	14,206
Livongo Health, Inc. 0.875%, 6/1/25	6,900	6,520
		57,659

Commercial Services—2.5%
Affirm Holdings, Inc. 0.000%, 11/15/26(3)	29,475	24,391
Block, Inc.
0.125%, 3/1/25	5,735	5,864
0.000%, 5/1/26	19,765	17,652
0.250%, 11/1/27	2,860	2,384
Chegg, Inc. 0.125%, 3/15/25	9,215	8,584
Euronet Worldwide, Inc. 0.750%, 3/15/49	7,110	6,893
Global Payments, Inc. 144A 1.500%, 3/1/31(1)	41,635	44,008
Shift4 Payments, Inc.
0.000%, 12/15/25	1,295	1,386
0.500%, 8/1/27	18,465	17,126
		128,288

Computers—0.9%
Lumentum Holdings, Inc.
0.500%, 12/15/26	14,475	12,700
0.500%, 6/15/28	17,745	13,695
Seagate HDD Cayman 144A 3.500%, 6/1/28(1)	8,375	10,649
	Par Value	Value

Computers—continued
Zscaler, Inc. 0.125%, 7/1/25	$ 5,795	$ 7,895
		44,939

Electric Utilities—0.8%
PG&E Corp. 144A 4.250%, 12/1/27(1)	17,270	17,348
Southern Co. (The) 3.875%, 12/15/25	24,515	24,392
		41,740

Energy-Alternate Sources—0.5%
Enphase Energy, Inc.
0.000%, 3/1/26	10,400	9,558
0.000%, 3/1/28	4,290	3,681
SolarEdge Technologies, Inc. 0.000%, 9/15/25	4,665	4,251
Sunnova Energy International, Inc. 2.625%, 2/15/28	18,640	7,502
		24,992

Engineering & Construction—0.3%
Fluor Corp. 144A 1.125%, 8/15/29(1)	12,640	14,214
Entertainment—0.8%
DraftKings Holdings, Inc. 0.000%, 3/15/28(3)	17,990	15,516
Live Nation Entertainment, Inc.
2.000%, 2/15/25	5,555	6,149
3.125%, 1/15/29	6,645	7,970
Vail Resorts, Inc. 0.000%, 1/1/26	10,560	9,663
		39,298

Financial Services—4.1%
Citigroup Global Markets Holdings, Inc. 1.000%, 3/15/27(2)	28,505	30,945
Coinbase Global, Inc. 0.500%, 6/1/26	18,095	19,801
Goldman Sachs Finance Corp. 4.000%, 9/28/26(2)	19,995	23,423
JPMorgan Chase Financial Co. LLC
1.000%, 3/15/27(2)	28,280	30,893
1.250%, 3/15/27(2)	27,000	29,211
Merrill Lynch B.V. 144A 8.000%, 8/6/24(1)(2)	89	42,680
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	21,245	18,133
Upstart Holdings, Inc. 0.250%, 8/15/26	12,330	9,625
		204,711

	Par Value	Value

Health Care REITs—0.5%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	$ 23,980	$ 26,692
Healthcare-Products—0.8%
Envista Holdings Corp. 2.375%, 6/1/25	5,275	6,113
Exact Sciences Corp.
0.375%, 3/15/27	8,110	7,750
0.375%, 3/1/28	12,125	11,178
Novocure Ltd. 0.000%, 11/1/25	8,475	7,691
Omnicell, Inc. 0.250%, 9/15/25	7,965	7,477
		40,209

Healthcare-Services—0.2%
Teladoc Health, Inc. 1.250%, 6/1/27	11,000	9,267
Hotel & Resort REITs—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	12,180	10,924
Internet—4.5%
Etsy, Inc.
0.125%, 9/1/27	4,955	4,147
0.250%, 6/15/28	24,535	19,321
Expedia Group, Inc. 0.000%, 2/15/26	23,335	21,491
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	10,295	9,375
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	6,620	5,677
Okta, Inc. 0.375%, 6/15/26	3,405	3,119
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	7,375	5,680
PDD Holdings, Inc. 0.000%, 12/1/25	7,470	7,200
Sea Ltd. 0.250%, 9/15/26	24,825	21,213
Shopify, Inc. 0.125%, 11/1/25	13,000	12,343
Snap, Inc.
0.750%, 8/1/26	11,500	11,017
0.000%, 5/1/27	7,755	6,253
0.125%, 3/1/28	21,440	16,284
Spotify U.S.A., Inc. 0.000%, 3/15/26(3)	18,205	16,712
Uber Technologies, Inc. 0.000%, 12/15/25	21,730	24,392
Wayfair, Inc. 0.625%, 10/1/25	18,685	17,308
Wix.com Ltd. 0.000%, 8/15/25	4,980	4,597
Zillow Group, Inc.
2.750%, 5/15/25	14,560	15,379
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Internet—continued
1.375%, 9/1/26	$ 5,500	$ 6,775
		228,283

Leisure Time—0.5%
NCL Corp., Ltd. 1.125%, 2/15/27	27,725	26,147
Machinery-Diversified—0.2%
Middleby Corp. (The) 1.000%, 9/1/25	8,915	11,710
Media—1.0%
DISH Network Corp.
0.000%, 12/15/25	14,730	10,753
3.375%, 8/15/26	7,890	4,912
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	15,940	15,084
Liberty Media Corp. 144A 2.375%, 9/30/53(1)	14,753	17,150
		47,899

Miscellaneous Manufacturing—0.2%
Axon Enterprise, Inc. 0.500%, 12/15/27	5,145	7,476
Passenger Airlines—0.3%
Southwest Airlines Co. 1.250%, 5/1/25	14,365	14,537
Pharmaceuticals—0.9%
Dexcom, Inc.
0.250%, 11/15/25	16,125	17,699
144A 0.375%, 5/15/28(1)	2,250	2,410
Jazz Investments I Ltd. 2.000%, 6/15/26	23,155	22,933
		43,042

Retail—0.1%
Burlington Stores, Inc. 144A 1.250%, 12/15/27(1)	4,895	6,231
Semiconductors—0.9%
Microchip Technology, Inc. 0.125%, 11/15/24	12,780	13,560
ON Semiconductor Corp. 0.500%, 3/1/29	18,310	18,017
Wolfspeed, Inc. 0.250%, 2/15/28	23,015	13,429
		45,006

Software—2.9%
Akamai Technologies, Inc.
0.375%, 9/1/27	13,065	13,751
144A 1.125%, 2/15/29(1)	9,210	9,445
Bentley Systems, Inc. 0.375%, 7/1/27	13,680	12,269
BILL Holdings, Inc. 0.000%, 4/1/27	18,870	16,134
BlackLine, Inc. 0.000%, 3/15/26(3)	7,290	6,596
	Par Value	Value

Software—continued
Cloudflare, Inc. 0.000%, 8/15/26	$ 15,450	$ 14,461
Confluent, Inc. 0.000%, 1/15/27(3)	16,890	14,463
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	17,485	14,654
RingCentral, Inc. 0.000%, 3/1/25	8,565	8,078
Tyler Technologies, Inc. 0.250%, 3/15/26	13,910	13,972
Unity Software, Inc. 0.000%, 11/15/26(3)	28,435	24,099
		147,922

Total Convertible Bonds and Notes (Identified Cost $1,591,992)		1,420,166

Corporate Bonds and Notes—31.4%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	5,410	4,738
144A 7.500%, 6/1/29(1)	7,810	6,459
		11,197

Aerospace & Defense—0.4%
Bombardier, Inc. 144A 7.500%, 2/1/29(1)	13,020	13,407
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	7,601	8,013
		21,420

Auto Manufacturers—0.6%
Ford Motor Co.
9.625%, 4/22/30	2,075	2,431
7.450%, 7/16/31	9,690	10,517
Ford Motor Credit Co. LLC
5.113%, 5/3/29	2,245	2,180
4.000%, 11/13/30	14,895	13,299
		28,427

Automotive Parts & Equipment—0.7%
American Axle & Manufacturing, Inc. 5.000%, 10/1/29	7,700	6,935
Clarios Global LP 144A 6.750%, 5/15/28(1)	3,900	3,953
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	21,515	19,613
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	5,295	4,831
		35,332

Building Materials—0.7%
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(1)	10,405	9,332
144A 6.375%, 6/15/32(1)	8,065	8,184
	Par Value	Value

Building Materials—continued
Griffon Corp. 5.750%, 3/1/28	$ 8,175	$ 8,005
Summit Materials LLC 144A 5.250%, 1/15/29(1)	11,970	11,664
		37,185

Chemicals—0.7%
Chemours Co. (The)
144A 5.750%, 11/15/28(1)	3,675	3,389
144A 4.625%, 11/15/29(1)	13,120	11,310
Tronox, Inc. 144A 4.625%, 3/15/29(1)	10,895	9,772
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	11,740	10,506
		34,977

Commercial Services—1.5%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	14,625	13,399
Avis Budget Car Rental LLC
144A 5.375%, 3/1/29(1)	5,680	5,294
144A 8.000%, 2/15/31(1)	3,160	3,155
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	5,108
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	10,975	10,780
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	13,315	10,289
Monitronics International Escrow 9.125%, 4/1/49(2)	6,450	—
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	12,150	11,495
United Rentals North America, Inc. 5.250%, 1/15/30	11,630	11,344
Williams Scotsman, Inc. 144A 6.125%, 6/15/25(1)	3,246	3,231
		74,095

Computers—0.6%
McAfee Corp. 144A 7.375%, 2/15/30(1)	11,960	10,968
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)	6,740	6,251
Seagate HDD Cayman 144A 8.500%, 7/15/31(1)	4,995	5,398
Western Digital Corp. 4.750%, 2/15/26	5,635	5,505
		28,122

Containers & Packaging—0.8%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	4,590	4,533
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	13,755	14,013
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Containers & Packaging—continued
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)	$ 7,195	$ 7,328
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	12,770	12,611
		38,485

Diversified REITS—0.8%
Iron Mountain Information Management Services, Inc. 144A 5.000%, 7/15/32(1)	7,535	6,881
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	15,125	15,413
144A 5.250%, 7/15/30(1)	11,050	10,453
SBA Communications Corp. 3.125%, 2/1/29	11,135	9,827
		42,574

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	11,220	11,455
Electronics—0.2%
Coherent Corp. 144A 5.000%, 12/15/29(1)	11,315	10,657
Engineering & Construction—0.1%
AECOM 5.125%, 3/15/27	4,625	4,543
Entertainment—1.5%
AMC Entertainment Holdings, Inc. 144A 7.500%, 2/15/29(1)	3,600	2,405
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)	11,990	12,280
144A 7.000%, 2/15/30(1)	12,500	12,831
Churchill Downs, Inc. 144A 5.750%, 4/1/30(1)	10,035	9,687
Light & Wonder International, Inc. 144A 7.500%, 9/1/31(1)	4,775	4,965
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	10,975	8,396
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	14,410	13,759
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	14,510	13,666
		77,989

Environmental Services—0.3%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	17,905	16,839
	Par Value	Value

Equity Real Estate Investment Trusts (REITs)—0.2%
Brookfield Property REIT, Inc. 144A 4.500%, 4/1/27(1)	$ 9,205	$ 8,402
Financial Services—1.9%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	13,230	12,662
144A 7.125%, 2/1/32(1)	19,840	19,704
Navient Corp.
6.750%, 6/15/26	10,725	10,813
5.000%, 3/15/27	12,315	11,798
4.875%, 3/15/28	7,065	6,585
OneMain Finance Corp.
6.625%, 1/15/28	9,655	9,686
9.000%, 1/15/29	1,850	1,963
5.375%, 11/15/29	7,480	7,033
PennyMac Financial Services, Inc.
144A 4.250%, 2/15/29(1)	5,800	5,292
144A 7.875%, 12/15/29(1)	4,685	4,814
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	3,755	3,737
		94,087

Food & Beverage—1.0%
Kraft Heinz Foods Co. 5.000%, 7/15/35	8,175	8,060
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	7,630	7,490
144A 4.250%, 8/1/29(1)	10,125	9,279
Post Holdings, Inc.
144A 5.500%, 12/15/29(1)	3,160	3,054
144A 4.500%, 9/15/31(1)	9,420	8,473
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	6,935	6,128
US Foods, Inc. 144A 4.750%, 2/15/29(1)	7,810	7,414
		49,898

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	8,355	8,064
Healthcare-Products—0.4%
Medline Borrower LP 144A 5.250%, 10/1/29(1)	22,630	21,389
Healthcare-Services—1.1%
Community Health Systems, Inc.
144A 5.625%, 3/15/27(1)	6,495	5,978
144A 6.875%, 4/15/29(1)	9,715	7,274
Select Medical Corp. 144A 6.250%, 8/15/26(1)	8,245	8,260
Tenet Healthcare Corp. 6.125%, 10/1/28	34,410	34,287
		55,799

	Par Value	Value

Home Builders—0.1%
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	$ 4,615	$ 4,583
Hotel & Resort REITs—0.6%
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	8,830	8,653
144A 4.875%, 5/15/29(1)	9,060	8,425
Service Properties Trust
4.500%, 3/15/25	5,185	5,066
7.500%, 9/15/25	5,355	5,427
4.375%, 2/15/30	5,355	4,088
		31,659

Household Products/Wares—0.1%
Spectrum Brands, Inc. 144A 3.875%, 3/15/31(1)	4,430	4,267
Housewares—0.1%
Newell Brands, Inc. 6.625%, 9/15/29	3,165	3,094
Insurance—0.3%
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	15,900	16,166
Internet—0.5%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)	9,645	9,909
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	13,190	13,507
		23,416

Investment Companies—0.3%
Compass Group Diversified Holdings LLC
144A 5.250%, 4/15/29(1)	14,195	13,487
144A 5.000%, 1/15/32(1)	3,650	3,262
		16,749

Iron & Steel—0.2%
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	4,870	4,952
United States Steel Corp. 6.875%, 3/1/29	7,210	7,279
		12,231

Leisure Time—0.9%
Amer Sports Co. 144A 6.750%, 2/16/31(1)	3,570	3,542
Carnival Corp.
144A 5.750%, 3/1/27(1)	8,455	8,368
144A 6.000%, 5/1/29(1)	10,775	10,632
144A 10.500%, 6/1/30(1)	5,440	5,950
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	12,550	12,389
Royal Caribbean Cruises Ltd.
144A 5.500%, 4/1/28(1)	6,100	6,029
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Leisure Time—continued
144A 6.250%, 3/15/32(1)	$ 450	$ 454
		47,364

Lodging—0.8%
Boyd Gaming Corp. 144A 4.750%, 6/15/31(1)	6,045	5,555
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	9,890	8,840
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	8,280	7,722
MGM Resorts International 4.750%, 10/15/28	7,595	7,223
Station Casinos LLC 144A 6.625%, 3/15/32(1)	10,850	10,960
		40,300

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)	7,100	6,703
Machinery-Diversified—0.1%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	7,100	7,373
Media—3.7%
CCO Holdings LLC
4.500%, 5/1/32	6,375	5,123
144A 5.375%, 6/1/29(1)	14,405	13,187
144A 6.375%, 9/1/29(1)	12,135	11,512
144A 7.375%, 3/1/31(1)	5,400	5,296
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	14,490	9,767
144A 5.750%, 1/15/30(1)	3,000	1,588
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	16,910	15,998
DISH DBS Corp.
7.375%, 7/1/28	21,985	10,584
144A 5.750%, 12/1/28(1)	9,505	6,532
Gray Television, Inc.
144A 7.000%, 5/15/27(1)	10,060	9,356
144A 4.750%, 10/15/30(1)	2,325	1,525
144A 5.375%, 11/15/31(1)	14,095	9,242
iHeartCommunications, Inc. 8.375%, 5/1/27	11,905	6,651
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	13,405	12,860
144A 4.750%, 11/1/28(1)	5,800	5,285
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	13,495	8,303
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(1)	7,285	6,665
144A 4.125%, 7/1/30(1)	9,665	8,449
TEGNA, Inc. 5.000%, 9/15/29	12,820	11,492
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	8,345	7,061
	Par Value	Value

Media—continued
Virgin Media Secured Finance plc
144A 5.500%, 5/15/29(1)	$ 12,100	$ 11,187
144A 4.500%, 8/15/30(1)	9,225	7,955
		185,618

Mining—0.5%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	8,340	8,756
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	4,130	3,690
Hudbay Minerals, Inc.
144A 4.500%, 4/1/26(1)	9,720	9,415
144A 6.125%, 4/1/29(1)	5,375	5,313
		27,174

Oil, Gas & Consumable Fuels—2.7%
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	6,605	6,902
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	10,525	11,058
Civitas Resources, Inc.
144A 8.625%, 11/1/30(1)	6,225	6,684
144A 8.750%, 7/1/31(1)	12,300	13,162
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	4,510	4,593
Cobalt International Energy, Inc. 7.750%, 12/1/24(2)(4)	9,216	—(5)
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	8,700	8,297
144A 5.875%, 1/15/30(1)	6,595	5,972
Mesquite Energy, Inc. 0.000%, 1/15/24	6,240	312
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	6,295	6,647
Occidental Petroleum Corp.
8.875%, 7/15/30	6,600	7,667
6.625%, 9/1/30	1,610	1,706
SM Energy Co.
6.625%, 1/15/27	2,780	2,778
6.500%, 7/15/28	7,075	7,105
Southwestern Energy Co.
5.375%, 3/15/30	12,115	11,660
4.750%, 2/1/32	4,720	4,345
Transocean, Inc. 144A 7.500%, 1/15/26(1)	10,490	10,424
USA Compression Partners LP
6.875%, 9/1/27	12,545	12,575
144A 7.125%, 3/15/29(1)	6,325	6,404
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	8,565	8,942
		137,233

	Par Value	Value

Paper & Forest Products—0.2%
Mercer International, Inc. 5.125%, 2/1/29	$ 10,985	$ 9,656
Passenger Airlines—0.3%
American Airlines, Inc. 144A 5.750%, 4/20/29(1)	14,125	13,884
Personal Care Product—0.1%
Coty, Inc. 144A 6.500%, 4/15/26(1)	3,704	3,710
Pharmaceuticals—0.9%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	32,710	19,224
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	11,825	11,015
Organon & Co. 144A 5.125%, 4/30/31(1)	16,695	14,844
		45,083

Pipelines—0.4%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	8,185	7,871
NGL Energy Operating LLC 144A 8.375%, 2/15/32(1)	9,765	10,010
NuStar Logistics LP 6.375%, 10/1/30	3,135	3,156
		21,037

Real Estate—0.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	12,550	9,766
Retail—1.1%
Asbury Automotive Group, Inc.
4.750%, 3/1/30	6,155	5,669
144A 5.000%, 2/15/32(1)	4,280	3,878
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	12,955	13,233
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	4,510	4,384
144A 6.125%, 3/15/32(1)	4,955	4,803
Mariposa Borrower, Inc. Escrow 8.000%, 10/15/23(2)(4)	6,810	1,973
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	12,185	10,857
Yum! Brands, Inc. 4.625%, 1/31/32	9,655	8,910
		53,707

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	3,650	3,668
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Par Value	Value

Software—0.9%
Central Parent LLC 144A 8.000%, 6/15/29(1)	$ 8,235	$ 8,537
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	10,575	9,783
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	6,765	6,014
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	8,235	8,052
UKG, Inc. 144A 6.875%, 2/1/31(1)	12,410	12,642
		45,028

Telecommunications—1.6%
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	10,105	3,903
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	10,165	9,435
144A 6.000%, 1/15/30(1)	12,310	10,427
144A 8.750%, 5/15/30(1)	5,420	5,546
Hughes Satellite Systems Corp. 6.625%, 8/1/26	15,020	8,847
Lumen Technologies, Inc.
144A 5.125%, 12/15/26(1)	9,205	6,259
144A 5.375%, 6/15/29(1)	23,075	8,166
Sprint LLC
7.125%, 6/15/24	6,860	6,872
7.625%, 3/1/26	7,435	7,681
T-Mobile USA, Inc. 3.500%, 4/15/31	14,160	12,788
		79,924

Transportation—0.5%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	8,420	8,718
144A 5.500%, 5/1/28(1)	7,450	7,219
144A 7.875%, 12/1/30(1)	1,500	1,575
XPO, Inc.
144A 7.125%, 6/1/31(1)	6,365	6,528
144A 7.125%, 2/1/32(1)	2,015	2,074
		26,114

Total Corporate Bonds and Notes (Identified Cost $1,778,599)		1,586,443

Shares
Convertible Preferred Stocks—2.2%
Banks—1.6%
Bank of America Corp. Series L, 7.250%	25,095	29,957
	Shares	Value
Banks—continued
Wells Fargo & Co. Series L, 7.500%	41,785	$ 50,951
		80,908

Financial Services—0.5%
Apollo Global Management, Inc., 6.750%	373,105	23,785
Healthcare Providers & Services—0.0%
BrightSpring Health Services, Inc., 6.750%	77,835	3,509
Professional Services—0.1%
Clarivate plc Series A, 5.250%	140,520	4,176
Total Convertible Preferred Stocks (Identified Cost $127,650)		112,378

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B(2)(6)(7)	9,389	939
Total Preferred Stock (Identified Cost $920)		939

Common Stocks—34.9%
Aerospace & Defense—0.4%
RTX Corp.	229,350	22,368
Air Freight & Logistics—0.2%
FedEx Corp.	35,780	10,367
Automobile Components—0.2%
Aptiv plc(6)	136,291	10,856
Automobiles—1.0%
Tesla, Inc.(6)	282,908	49,732
Banks—2.3%
Bank of America Corp.	899,335	34,103
CCF Holdings LLC (2)(6)	7,416,755	742
CCF Holdings LLC Class M(2)(6)	1,759,917	176
Citigroup, Inc.	366,420	23,172
JPMorgan Chase & Co.	112,590	22,552
Wells Fargo & Co.	603,790	34,995
		115,740

Biotechnology—0.2%
Clovis Liquidation Trust Units(2)(6)	4,474,067	291
Vertex Pharmaceuticals, Inc.(6)	20,090	8,398
		8,689

	Shares	Value

Broadline Retail—2.2%
Alibaba Group Holding Ltd. Sponsored ADR	92,535	$ 6,696
Amazon.com, Inc.(6)	577,155	104,107
		110,803

Capital Markets—0.6%
CME Group, Inc. Class A	63,085	13,582
Moody’s Corp.	48,440	19,038
		32,620

Chemicals—0.5%
Sherwin-Williams Co. (The)	70,740	24,570
Commercial Services & Supplies—0.0%
Veralto Corp.	7,551	669
Communications Equipment—0.2%
Cisco Systems, Inc.	194,160	9,691
Consumer Finance—0.4%
Capital One Financial Corp.(8)	132,390	19,711
Erickson, Inc.(2)(6)	10,866	293
		20,004

Consumer Staples Distribution & Retail—0.6%
Costco Wholesale Corp.(8)	12,160	8,909
Target Corp.	109,130	19,339
		28,248

Diversified Telecommunication Services—0.7%
Verizon Communications, Inc.	856,932	35,957
Electric Utilities—1.3%
Exelon Corp.	1,089,140	40,919
NextEra Energy, Inc.	371,642	23,752
		64,671

Electrical Equipment—0.9%
Eaton Corp. plc(8)	75,620	23,645
Emerson Electric Co.(8)	119,945	13,604
Generac Holdings, Inc.(6)	49,720	6,272
Plug Power, Inc.(6)	437,288	1,504
		45,025

Entertainment—0.3%
LiveStyle, Inc. (2)(6)(7)	202,319	—
Walt Disney Co. (The)(8)	110,235	13,488
		13,488

Financial Services—1.0%
Mastercard, Inc. Class A	104,505	50,326
Ground Transportation—0.5%
Union Pacific Corp.	109,640	26,964
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
	Shares	Value

Healthcare Equipment & Supplies—1.3%
Abbott Laboratories	129,765	$ 14,749
Boston Scientific Corp.(6)	417,445	28,591
Edwards Lifesciences Corp.(6)	235,695	22,523
		65,863

Healthcare Providers & Services—0.4%
McKesson Corp.	42,135	22,620
Hotels, Restaurants & Leisure—1.7%
Chipotle Mexican Grill, Inc. Class A(6)(8)	9,170	26,655
DoorDash, Inc. Class A(6)(8)	152,525	21,006
Las Vegas Sands Corp.	440,905	22,795
Starbucks Corp.	189,980	17,362
		87,818

Industrial Conglomerates—0.9%
General Electric Co.	272,340	47,804
Insurance—0.6%
Allstate Corp. (The)(8)	180,680	31,259
Interactive Media & Services—1.6%
Alphabet, Inc. Class A(6)	335,765	50,677
Meta Platforms, Inc. Class A	59,385	28,836
		79,513

IT Services—0.1%
EPAM Systems, Inc.(6)	20,020	5,529
GTT Communications, Inc.(2)(6)	8,647	121
		5,650

Life Sciences Tools & Services—0.5%
Avantor, Inc.(6)	280,592	7,175
Danaher Corp.	71,300	17,805
		24,980

Machinery—0.2%
Stanley Black & Decker, Inc.	82,623	8,091
Media—0.0%
Postmedia Network Canada Corp.(2)(6)	1,018,823	463
Oil, Gas & Consumable Fuels—0.9%
Chevron Corp.(8)	153,120	24,153
Devon Energy Corp.	426,520	21,403
Riviera Resources, Inc.(2)(6)	25,527	—
		45,556

Pharmaceuticals—0.8%
Elanco Animal Health, Inc.(6)	358,695	5,840
Eli Lilly & Co.	41,540	32,316
		38,156

	Shares	Value

Real Estate Management & Development—0.3%
CoStar Group, Inc.(6)	139,535	$ 13,479
Semiconductors & Semiconductor Equipment—3.1%
Advanced Micro Devices, Inc.(6)(8)	71,715	12,944
ASML Holding N.V. Registered Shares	19,865	19,278
Broadcom, Inc.	10,205	13,526
Micron Technology, Inc.(8)	232,790	27,444
NVIDIA Corp.	69,062	62,402
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR(8)	164,825	22,424
		158,018

Software—4.9%
Adobe, Inc. (6)(8)	28,835	14,550
Datadog, Inc. Class A(6)(8)	145,405	17,972
Intuit, Inc.(8)	46,030	29,919
Microsoft Corp.	250,326	105,317
Salesforce, Inc.(8)	138,335	41,664
ServiceNow, Inc.(6)(8)	33,125	25,254
Synopsys, Inc.(6)	24,295	13,885
Workday, Inc. Class A(6)	4,974	1,357
		249,918

Specialized REITs—0.5%
American Tower Corp.	132,345	26,150
Specialty Retail—2.5%
AutoZone, Inc.(6)(8)	5,925	18,674
Chewy, Inc. Class A(6)	245,667	3,909
Home Depot, Inc. (The)(8)	137,725	52,831
TJX Cos., Inc. (The)	271,130	27,498
Ulta Beauty, Inc.(6)	41,450	21,673
		124,585

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.(8)	227,780	39,060
Textiles, Apparel & Luxury Goods—0.3%
NIKE, Inc. Class B	187,700	17,640
Total Common Stocks (Identified Cost $1,835,608)		1,767,411

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC, 4/1/24(2)(6)	2,911,361	—
Energy Equipment & Services—0.0%
Nabors Industries Ltd., 6/11/26(6)	2,910	24
IT Services—0.0%
GTT Communications, Inc., 12/31/99(2)(6)	27,745	—
	Shares	Value

Media—0.0%
Tenerity, Inc., 4/1/24(2)(6)(7)	7,203	$ —
Total Warrants (Identified Cost $1,422)		24

Equity-Linked Notes—0.9%
Banks—0.6%
Barclays Bank plc 144A 8.000% 9/27/24(1)(2)	24,625	31,898
Financial Services—0.3%
Citigroup Global Markets Holdings, Inc. 144A 8.000% 9/13/24(1)(2)	90,000	15,700
Total Equity-Linked Notes (Identified Cost $46,598)		47,598

Total Long-Term Investments—97.5% (Identified Cost $5,382,789)		4,934,959

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%)(9)	8,648,089	8,648
Total Short-Term Investment (Identified Cost $8,648)		8,648

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.7% (Identified Cost $5,391,437)		4,943,607

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $792)	(779)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.7% (Identified Cost $5,390,645)	$4,942,828
Other assets and liabilities, net—2.3%	117,091
NET ASSETS—100.0%	$5,059,919

Abbreviations:
ADR	American Depositary Receipt
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities amounted to a value of $1,514,037 or 29.9% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	Security in default; no interest payments are being received.
(5)	Amount is less than $500 (not in thousands).
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $262,298.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	90%
United Kingdom	3
Netherlands	2
Bermuda	1
Canada	1
Cayman Islands	1
Ireland	1
Other	1
Total	100%
† % of total investments, net of written options, as of March 31, 2024.
Open written options contracts as of March 31, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Adobe, Inc.	(202)	$(12,120)	$600.00	04/19/24	$(4)
Advanced Micro Devices, Inc.	(576)	(13,248)	230.00	04/19/24	(12)
Allstate Corp. (The)	(903)	(16,254)	180.00	04/19/24	(79)
Apple, Inc.	(656)	(12,464)	190.00	04/19/24	(7)
AutoZone, Inc.	(32)	(11,040)	3,450.00	04/19/24	(5)
Capital One Financial Corp.	(662)	(9,930)	150.00	04/19/24	(199)
Chevron Corp.	(1,455)	(24,735)	170.00	04/19/24	(13)
Chipotle Mexican Grill, Inc.	(39)	(12,870)	3,300.00	04/19/24	(6)
Costco Wholesale Corp.	(85)	(6,800)	800.00	04/19/24	(3)
Datadog, Inc.	(727)	(10,542)	145.00	04/19/24	(14)
DoorDash, Inc.	(763)	(11,445)	150.00	04/19/24	(83)
Eaton Corp. plc	(718)	(23,694)	330.00	04/19/24	(79)
Emerson Electric Co.	(600)	(7,140)	119.00	04/19/24	(9)
Home Depot, Inc. (The)	(689)	(28,938)	420.00	04/19/24	(10)
Intuit, Inc.	(230)	(16,675)	725.00	04/19/24	(16)
Micron Technology, Inc.	(1,201)	(15,613)	130.00	04/19/24	(105)
Salesforce, Inc.	(692)	(23,528)	340.00	04/19/24	(14)
ServiceNow, Inc.	(166)	(14,940)	900.00	04/19/24	(9)
Taiwan Semiconductor Manufacturing Co. Ltd.	(824)	(14,420)	175.00	04/19/24	(19)
Union Pacific Corp.	(366)	(9,516)	260.00	04/19/24	(13)
Walt Disney Co. (The)	(440)	(5,500)	125.00	04/19/24	(80)
Total Written Options					$(779)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,420,166	$—	$1,106,138	$314,028
Corporate Bonds and Notes	1,586,443	—	1,584,470	1,973(1)
Equity Securities:
Convertible Preferred Stocks	112,378	112,378	—	—
Preferred Stock	939	—	—	939
Common Stocks	1,767,411	1,765,325	—	2,086(1)
Warrants	24	24	—	—(1)
Equity-Linked Notes	47,598	—	—	47,598
Money Market Mutual Fund	8,648	8,648	—	—
Total Assets	4,943,607	1,886,375	2,690,608	366,624
Liabilities:
Other Financial Instruments:
Written Options	(779)	(749)	(30)	—
Total Investments, Net of Written Options	$4,942,828	$1,885,626	$2,690,578	$366,624

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $312 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $121 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Common stock	Preferred Stocks	Warrants	Equity-Linked Notes	Equity-Linked Warrants	Convertible Bonds and Notes
Investments in Securities
Balance as of June 30, 2023:	$ 148,473	$ 2,296(a)	$ 7,247(a)	$ 2,227	$ 1,165(a)	$ 29,500	$ 106,038	$ —
Net realized gain (loss)	18,430	(6,535)	(991)	36	—	2,854	20,785	2,280
Net change in unrealized appreciation (depreciation)(b)	5,205	6,524	(4,765)	490	(1,165)	1,000	(35)	3,156
Purchases	385,722	—	482	—	—	46,598	—	338,643
Sales(c)	(191,015)	—	(8)	(1,814)	—	(32,354)	(126,788)	(30,051)
Transfers into Level 3(d)	121	—	121	—	—	—	—	—
Transfers from Level 3(d)	(312)	(312)	—	—	—	—	—	—
Balance as of March 31, 2024	$ 366,624	$ 1,973(a)	$ 2,086(a)	$ 939	$ —(a)	$ 47,598	$ —	$ 314,028
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024, was $(2,503).
(c) Includes paydowns on securities.
(d)“Transfers into and/or from” represent the ending value as of March 31, 2024, for any investment security where a change in the pricing level occur red from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2024:
Investments in Securities – Assets	Ending Balance at March 31, 2024	Valuation Technique Used	Unobservable Inputs	Input Values

Preferred Stock:
LiveStyle, Inc. Series B	$939	Discounted cash flows liquidation approach	Discount rate	22.41% (21.87%-22.82%)

Common Stocks:
CCF Holdings LLC	$742	Market and Company Comparables	EV Multiples	1.12x (0.56x - 2.15x)
				5.87x (3.10x - 9.13x)
				0.66x (0.11x - 0.92x)
			Illiquidity Discount	0%

CCF Holdings LLC Class M	$176	Market and Company Comparables	EV Multiples	1.12x (0.56x - 2.15x)
				5.87x (3.10x - 9.13x)
				0.66x (0.11x - 0.92x)
			Illiquidity Discount	0%

Erickson, Inc.	$293	Market and Company Comparables	EV Multiples	1.29x (0.60x - 3.67x)
				13.63x (7.40x - 16.61x)
				1.06x (0.52x - 2.26x)
			M&A Transaction Multiples	1.18x (0.67x - 1.65x)
			Illiquidity Discount	20%

Postmedia Network Canada Corp.	$463	Market and Company Comparables	EV Multiples	1.30x (0.48x - 2.67x)
				8.91x (2.25x - 16.72x)
			Illiquidity Discount	10%

Warrants:
CCF Holdings LLC	$—(1)	Market and Company Comparables	EV Multiples	1.12x (0.56x - 2.15x)
				5.87x (3.10x - 9.13x)
				0.66x (0.11x - 0.92x)
			Illiquidity Discount	0%
		Black-Scholes Model	Volatility	45.61%

(1) Includes internally fair valued securities currently priced at zero ($0).

See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.